Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Event [Line Items]
Subsequent Events
Note 10—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
Churchill Capital Corp X Business Combination
On February 13, 2026, pursuant to the Merger Agreement, AH Merger Sub I, Inc., a direct, wholly owned subsidiary of the Company, was merged with and into ColdQuanta, Inc. (“ColdQuanta”), with ColdQuanta continuing as the surviving corporation. Immediately thereafter, such surviving corporation was merged with and into AH Merger Sub II, LLC (“Merger Sub II”), another direct, wholly owned subsidiary of the Company, with Merger Sub II (renamed as “Infleqtion Quantum, LLC”) continuing as the surviving entity and as a wholly owned subsidiary of the Company (collectively, the “Business Combination”). In connection with the closing of the Business Combination (“the Closing”), the Company changed its name to Infleqtion,
Inc
.
Further, immediately prior to completing the Business Combination, each issued and outstanding share of ColdQuanta common stock, preferred stock and restricted stock was automatically surrendered and exchanged for the right to receive shares of Company common stock, par value $0.0001 per share based on a defined exchange ratio of 0.3470312 (the “Exchange Ratio”) (representing Infleqtion, Inc. Common Stock after the Closing).
Immediately following the Closing, there were 216,471,927 shares of Infleqtion, Inc. Common Stock issued and outstanding. Of those shares, 151,804,988 shares were issued to holders of ColdQuanta securities in respect of such securities, representing approximately 70.1% of the voting rights in Infleqtion, Inc. following the Closing.

ColdQuanta, Inc. dba Infleqtion [Member]
Subsequent Event [Line Items]
Subsequent Events
21. Subsequent Events
The Company has evaluated subsequent events through March 31, 2026, the date the consolidated financial statements were available to be issued.
Churchill Capital Corp X Business Combination
The Business Combination closed on February 13, 2026. Refer to Note 1 —
Summary of Operations and Significant Accounting Policies
for additional information.
ARPA-E Contract
In January 2026, the Company entered into a cost-sharing agreement with the U.S. Department of Energy’s Advanced Research Projects Agency-Energy (“ARPA-E”). The agreement was executed after December 31, 2025 and did not result in any recognized amounts in the consolidated financial statements as of that date.